Subsequent Event - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Millions	Mar. 24, 2022 USD ($) $ / shares	Mar. 25, 2021 $ / shares	Mar. 19, 2020 $ / shares	Mar. 12, 2019 $ / shares	Feb. 28, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Subsequent Event [Line Items]
Restricted Cash | ¥						¥ 2,130
Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend record date	Apr. 13, 2022
Ex-dividend date	Apr. 12, 2022
Restricted Cash | ¥					¥ 95,400
Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount dividend payable | $	$ 127
Dividend Paid [Member]
Subsequent Event [Line Items]
Dividend payable date		Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2019
Dividend record date		Apr. 13, 2021	Apr. 08, 2020	Apr. 05, 2019
Ex-dividend date		Apr. 12, 2021	Apr. 07, 2020	Apr. 04, 2019
Dividend Paid [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Dividend payable date	Apr. 29, 2022
American Depository Shares [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividend amount per share		$ 0.64	$ 0.76	$ 0.62
American Depository Shares [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share	$ 0.64
Common Stock [Member] | Dividend Declared [Member]
Subsequent Event [Line Items]
Cash dividend amount per share		$ 0.32	$ 0.38	$ 0.31
Common Stock [Member] | Dividend Declared [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash dividend amount per share	$ 0.32